Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets [Abstract]
Schedule of Right of Use Assets
	Office premises	Motor vehicles	Total
	RM	RM	RM
Cost

At January 1, 2022	-	-	-
Additions	952,191	-	952,191
At December 31, 2022	952,191	-	952,191
Additions	639,093	275,542	914,635
At December 31, 2023	1,591,284	275,542	1,866,826

Accumulated depreciation
At January 1, 2022	-	-	-
Charges	238,048	-	238,048
At December 31, 2022	238,048	-	238,048
Charges	397,283	27,554	424,837
At December 31, 2023	635,331	27,554	662,885

Carrying amount:
At December 31, 2022	714,143	-	714,143
At December 31, 2023	955,953	247,988	1,203,941
At December 31, 2023 (USD)	208,301	54,036	262,337